FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2022
FAIR VALUE MEASUREMENTS
Schedule of fair value of its derivative liability on a recurring basis

The Company measured the fair value of its derivative liability on a recurring basis using significant unobservable (Level 3) inputs as of December 31, 2022.

Fair Value Measurement at the End of the Reporting Period Using
Quoted Prices in
		Active	Significance
		Markets for	Other	Significant
	As of	Identical	Observable	Unobservable
	December 31,	Assets	Inputs	Inputs
	2022	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB
Liability Items

Derivative liability:	5,290			5,290